CVT
Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 92.9%

Security	Shares	Value
Equity Funds — 77.9%
Financial Select Sector SPDR Fund	47,000	$ 1,979,640
iShares Core S&P Mid-Cap ETF	70,000	4,251,800
iShares Russell 2000 ETF(1)	30,000	6,309,000
iShares S&P 500 Growth ETF(1)	173,000	14,608,120
iShares S&P 500 Value ETF(1)	75,000	14,010,750
Vanguard FTSE Developed Markets ETF	305,000	15,301,850
Vanguard FTSE Emerging Markets ETF	69,000	2,882,130
Vanguard Real Estate ETF	46,000	3,978,080
Vanguard S&P 500 ETF	39,000	18,747,300
		$82,068,670
Fixed-Income Funds — 15.0%
iShares Core U.S. Aggregate Bond ETF	140,000	$13,711,600
iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	19,000	2,069,480
		$15,781,080
Total Exchange-Traded Funds (identified cost $60,741,671)		$97,849,750

Short-Term Investments — 25.0%
Affiliated Fund — 6.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	6,808,213	$ 6,808,213
Total Affiliated Fund (identified cost $6,808,213)		$ 6,808,213
Securities Lending Collateral — 18.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(3)	19,476,121	$ 19,476,121
Total Securities Lending Collateral (identified cost $19,476,121)		$ 19,476,121
Total Short-Term Investments (identified cost $26,284,334)		$ 26,284,334
Total Investments — 117.9% (identified cost $87,026,005)		$124,134,084
Other Assets, Less Liabilities — (17.9)%		$(18,816,188)
Net Assets — 100.0%		$105,317,896

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $25,333,296 and the total market value of the collateral received by the Fund was $26,296,009, comprised of cash of $19,476,121 and U.S. government and/or agencies securities of $6,819,888.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

CVT
Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	19	Long	6/21/24	$5,043,075	$75,200
E-mini S&P MidCap 400 Index	8	Long	6/21/24	2,461,920	66,688
MSCI EAFE Index	25	Long	6/21/24	2,946,375	4,839
					$146,727
During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,808,213, which represents 6.5% of the Fund's net assets. Transactions in such investments for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,500,900	$6,489,726	$(5,182,413)	$ —	$ —	$6,808,213	$70,400	6,808,213

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$97,849,750	$ —	$ —	$97,849,750
Short-Term Investments:
Affiliated Fund	6,808,213	—	—	6,808,213
Securities Lending Collateral	19,476,121	—	—	19,476,121
Total Investments	$124,134,084	$ —	$ —	$124,134,084
Futures Contracts	$146,727	$ —	$ —	$146,727
Total	$124,280,811	$ —	$ —	$124,280,811

CVT
Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Growth Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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